Condensed consolidated statement of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ (48,276)	$ (160,690)	[1]
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences	(628)	(170)
Cash flow hedges - effective portion of changes in fair value	19,198	4,532
Equity-accounted investees - share of other comprehensive income	159	539
Other comprehensive income (expense), net of tax	18,729	4,901
Total comprehensive income (expense) for the period	(29,547)	(155,789)
Attributable to:
Owners of the company	$ (29,547)	$ (155,789)

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.